Material Partly-Owned Subsidiaries - Summary of Cash Flow Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Operating	₽ 68,118	₽ 63,282	₽ 53,207
Investing	(5,647)	(7,138)	(4,969)
Financing	(63,286)	(55,737)	(45,869)
Increase (decrease) in cash and cash equivalents, net	(843)	(230)	562
Southern Kuzbass Coal Company (SKCC) and subsidiaries [member]
Disclosure of subsidiaries [line items]
Operating	13,152	3,434	14,923
Investing	547	8,008	25,989
Financing	(13,651)	(11,445)	(41,114)
Increase (decrease) in cash and cash equivalents, net	48	(3)	(202)
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of subsidiaries [line items]
Operating	193	112	707
Investing	(97)	(38)	(554)
Financing	(99)	(45)	200
Increase (decrease) in cash and cash equivalents, net	(3)	29	353
Chelyabinsk Metallurgical Plant (CMP) [member]
Disclosure of subsidiaries [line items]
Operating	13,015	8,036	14,900
Investing	(76,283)	(2,950)	(8,035)
Financing	63,200	(4,826)	(6,418)
Increase (decrease) in cash and cash equivalents, net	(68)	260	447
Southern Urals Nickel Plant (SUNP) [member]
Disclosure of subsidiaries [line items]
Operating	(264)	(211)	806
Investing	264	210	(806)
Increase (decrease) in cash and cash equivalents, net		(1)
Beloretsk Metallurgical Plant (BMP) [member]
Disclosure of subsidiaries [line items]
Operating	(1,891)	(1,221)	(491)
Investing	1,870	1,477	398
Financing	(169)	(323)	151
Increase (decrease) in cash and cash equivalents, net	(190)	(67)	58
Korshunov Mining Plant (KMP) [member]
Disclosure of subsidiaries [line items]
Operating	1,325	500	86
Investing	(1,003)	(329)	310
Financing	(322)	(172)	(396)
Increase (decrease) in cash and cash equivalents, net		(1)
Urals Stampings Plant (USP) [member]
Disclosure of subsidiaries [line items]
Operating	3,950	560	2,119
Investing	(1,163)	949	(1,226)
Financing	(2,829)	(1,590)	(839)
Increase (decrease) in cash and cash equivalents, net	(42)	(81)	54
Izhstal [member]
Disclosure of subsidiaries [line items]
Operating	1,647	751	987
Investing	(89)	73	(33)
Financing	(1,604)	(755)	(949)
Increase (decrease) in cash and cash equivalents, net	₽ (46)	₽ 69	₽ 5